S-K 1602(c) Dilution	Dec. 31, 2025 USD ($) $ / shares shares
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.54
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.93
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	3.07
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.92
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	4.08
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.9
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	6.1
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(2.03)
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	12.03
Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.53
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.92
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	3.08
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.9
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	4.1
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.89
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	6.11
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(2.04)
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	12.04
No Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.92
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.08
Net Tangible Book Value	$ (209,475)
Net Tangible Book Value, Proceeds from Offering	(209,475)
Net Tangible Book Value, Adjusted	$ 174,360,717
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,187,500
Number of Shares Used, Adjustment (in Shares) | shares	25,200,000
No Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.9
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.1
Net Tangible Book Value	$ (209,475)
Net Tangible Book Value, Proceeds from Offering	(209,475)
Net Tangible Book Value, Adjusted	$ 111,860,717
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,187,500
Number of Shares Used, Adjustment (in Shares) | shares	18,950,000
No Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.89
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.11
Net Tangible Book Value	$ (209,475)
Net Tangible Book Value, Proceeds from Offering	(209,475)
Net Tangible Book Value, Adjusted	$ 49,360,717
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,187,500
Number of Shares Used, Adjustment (in Shares) | shares	12,700,000
No Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(2.04)
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 12.04
Net Tangible Book Value	$ (209,475)
Net Tangible Book Value, Proceeds from Offering	(209,475)
Net Tangible Book Value, Adjusted	$ (13,139,283)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,187,500
Number of Shares Used, Adjustment (in Shares) | shares	6,450,000
No Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.53
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.47
Net Tangible Book Value	$ (209,475)
Net Tangible Book Value, Proceeds from Offering	(209,475)
Net Tangible Book Value, Adjusted	$ 236,860,717
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,187,500
Number of Shares Used, Adjustment (in Shares) | shares	31,450,000
Full Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.93
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.07
Net Tangible Book Value	$ (209,475)
Net Tangible Book Value, Proceeds from Offering	(209,475)
Net Tangible Book Value, Adjusted	$ 200,659,117
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,187,500
Number of Shares Used, Adjustment (in Shares) | shares	28,950,000
Full Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.92
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.08
Net Tangible Book Value	$ (209,475)
Net Tangible Book Value, Proceeds from Offering	(209,475)
Net Tangible Book Value, Adjusted	$ 128,784,117
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,187,500
Number of Shares Used, Adjustment (in Shares) | shares	21,762,500
Full Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.9
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.1
Net Tangible Book Value	$ (209,475)
Net Tangible Book Value, Proceeds from Offering	(209,475)
Net Tangible Book Value, Adjusted	$ 56,909,117
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,187,500
Number of Shares Used, Adjustment (in Shares) | shares	14,575,000
Full Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(2.03)
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 12.03
Net Tangible Book Value	$ (209,475)
Net Tangible Book Value, Proceeds from Offering	(209,475)
Net Tangible Book Value, Adjusted	$ (14,965,883)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,187,500
Number of Shares Used, Adjustment (in Shares) | shares	7,387,500
Full Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.54
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.46
Net Tangible Book Value	$ (209,475)
Net Tangible Book Value, Proceeds from Offering	(209,475)
Net Tangible Book Value, Adjusted	$ 272,534,117
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,187,500
Number of Shares Used, Adjustment (in Shares) | shares	36,137,500
Public Units [Member] | No Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	$ 6.95
Public Units [Member] | No Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	5.93
Public Units [Member] | No Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	3.92
Public Units [Member] | No Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	(2.01)
Public Units [Member] | No Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	7.56
Public Units [Member] | Full Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	6.96
Public Units [Member] | Full Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	5.95
Public Units [Member] | Full Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	3.93
Public Units [Member] | Full Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	(2)
Public Units [Member] | Full Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	$ 7.57
Net proceeds from this offering and the sale of private warrants [Member] | No Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	$ 250,895,000
Net proceeds from this offering and the sale of private warrants [Member] | No Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	250,895,000
Net proceeds from this offering and the sale of private warrants [Member] | No Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	250,895,000
Net proceeds from this offering and the sale of private warrants [Member] | No Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	250,895,000
Net proceeds from this offering and the sale of private warrants [Member] | No Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	250,895,000
Net proceeds from this offering and the sale of private warrants [Member] | Full Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	288,395,000
Net proceeds from this offering and the sale of private warrants [Member] | Full Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	288,395,000
Net proceeds from this offering and the sale of private warrants [Member] | Full Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	288,395,000
Net proceeds from this offering and the sale of private warrants [Member] | Full Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	288,395,000
Net proceeds from this offering and the sale of private warrants [Member] | Full Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	288,395,000
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | No Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	161,092
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | No Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	161,092
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | No Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	161,092
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | No Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	161,092
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | No Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	161,092
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Full Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	161,092
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Full Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	161,092
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Full Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	161,092
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Full Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	161,092
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Full Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	161,092
Overallotment Liability [Member] | No Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(235,900)
Overallotment Liability [Member] | No Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(235,900)
Overallotment Liability [Member] | No Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(235,900)
Overallotment Liability [Member] | No Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(235,900)
Overallotment Liability [Member] | No Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(235,900)
Overallotment Liability [Member] | Full Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Full Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Full Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Full Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Full Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Deferred Underwriting Fee [Member] | No Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(13,750,000)
Deferred Underwriting Fee [Member] | No Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(13,750,000)
Deferred Underwriting Fee [Member] | No Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(13,750,000)
Deferred Underwriting Fee [Member] | No Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(13,750,000)
Deferred Underwriting Fee [Member] | No Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(13,750,000)
Deferred Underwriting Fee [Member] | Full Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(15,812,500)
Deferred Underwriting Fee [Member] | Full Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(15,812,500)
Deferred Underwriting Fee [Member] | Full Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(15,812,500)
Deferred Underwriting Fee [Member] | Full Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(15,812,500)
Deferred Underwriting Fee [Member] | Full Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(15,812,500)
Redemptions [Member] | No Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(62,500,000)
Redemptions [Member] | No Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(125,000,000)
Redemptions [Member] | No Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(187,500,000)
Redemptions [Member] | No Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(250,000,000)
Redemptions [Member] | No Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Redemptions [Member] | Full Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(71,875,000)
Redemptions [Member] | Full Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(143,750,000)
Redemptions [Member] | Full Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(215,625,000)
Redemptions [Member] | Full Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(287,500,000)
Redemptions [Member] | Full Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(937,500)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(937,500)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(937,500)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(937,500)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(937,500)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Full Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Full Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Full Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Full Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Full Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares offered [Member] | No Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,000,000
Ordinary shares offered [Member] | No Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,000,000
Ordinary shares offered [Member] | No Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,000,000
Ordinary shares offered [Member] | No Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,000,000
Ordinary shares offered [Member] | No Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,000,000
Ordinary shares offered [Member] | Full Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	28,750,000
Ordinary shares offered [Member] | Full Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	28,750,000
Ordinary shares offered [Member] | Full Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	28,750,000
Ordinary shares offered [Member] | Full Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	28,750,000
Ordinary shares offered [Member] | Full Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	28,750,000
Private placement units [Member] | No Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	200,000
Private placement units [Member] | No Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	200,000
Private placement units [Member] | No Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	200,000
Private placement units [Member] | No Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	200,000
Private placement units [Member] | No Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	200,000
Private placement units [Member] | Full Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	200,000
Private placement units [Member] | Full Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	200,000
Private placement units [Member] | Full Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	200,000
Private placement units [Member] | Full Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	200,000
Private placement units [Member] | Full Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	200,000
Ordinary shares redeemed [Member] | No Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(6,250,000)
Ordinary shares redeemed [Member] | No Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(12,500,000)
Ordinary shares redeemed [Member] | No Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(18,750,000)
Ordinary shares redeemed [Member] | No Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(25,000,000)
Ordinary shares redeemed [Member] | No Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares redeemed [Member] | Full Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(7,187,500)
Ordinary shares redeemed [Member] | Full Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(14,375,000)
Ordinary shares redeemed [Member] | Full Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(21,562,500)
Ordinary shares redeemed [Member] | Full Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(28,750,000)
Ordinary shares redeemed [Member] | Full Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares